Income Taxes - Income Tax Allocated to Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax (expense)/benefit allocated to net income	$ (50.1)	$ (23.1)	$ 85.3
Income tax (expense)/benefit allocated to other comprehensive income	(9.2)	(2.8)	(9.7)
Total income tax (expense)/benefit allocated to comprehensive income	$ (59.3)	$ (25.9)	$ 75.6